Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Putnam Sustainable Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders ETF (NAV)
Average Annual Return, Percent	5.34%	8.51%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	11.12%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	12.35%